Consolidated Statements of Comprehensive Income [Parenthetical] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tax effect on unrecognized actuarial gain (loss)	$ (168)	$ 43	$ (99)